EMPLOYEE BENEFITS - Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025 day $ / shares	Dec. 31, 2025 USD ($) category structure shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 category
Disclosure of defined benefit plans [line items]
Discount rate term year		20 years
Number of employee categories | category		3		3
Corporate incentive plan categories | category		2
Number of share for pricing (in shares) | shares		1
Number of bonus structures | structure		2
PSUs assigned percentage	0.50
Return per share (in dollars per share) | $ / shares	$ 0.01083865799
Number of business days | day	60
Bonus expense | $		$ 18,210	$ 78,790
Provisions for employees benefits, non-current | $		$ 120,850	$ 152,600
Range One
Disclosure of defined benefit plans [line items]
Units paid out rate		20.00%
Units paid out term		15 months
Range Two
Disclosure of defined benefit plans [line items]
Units paid out rate		80.00%
Units paid out term		24 months